Employee Benefit Plans (Assumptions in Determining Benefit Obligations) (Details)	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	4.30%	4.50%
Pension Benefits | Minimum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	2.25%	2.25%
Pension Benefits | Maximum
Assumptions used in determining benefit obligations [Abstract]
Rate of compensation increase	8.50%	8.50%
Other Postretirement Benefits
Assumptions used in determining benefit obligations [Abstract]
Weighted average discount rate	4.45%	4.60%